Employee Benefits (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits [Abstract]
Benefit compensation expense	$ 17,101	$ 2,586	$ 20,073	$ 6,600